Annual Total Returns	0 Months Ended
Dec. 01, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(16.53%)
Annual Return 2009	15.79%
Annual Return 2010	9.97%
Annual Return 2011	2.67%
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(26.65%)
Annual Return 2009	23.51%
Annual Return 2010	13.11%
Annual Return 2011	(0.13%)
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.10%)
Annual Return 2009	30.49%
Annual Return 2010	15.79%
Annual Return 2011	(3.14%)
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.54%)
Annual Return 2009	32.73%
Annual Return 2010	16.74%
Annual Return 2011	(4.43%)
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.92%)
Annual Return 2009	32.85%
Annual Return 2010	16.93%
Annual Return 2011	(4.47%)
(Institutional) | (WFA Strategic Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	5.28%
Annual Return 2003	3.45%
Annual Return 2004	2.71%
Annual Return 2005	3.42%
Annual Return 2006	3.97%
Annual Return 2007	3.58%
Annual Return 2008	(0.14%)
Annual Return 2009	7.19%
Annual Return 2010	2.54%
Annual Return 2011	5.26%
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(0.26%)
Annual Return 2003	9.30%
Annual Return 2004	4.40%
Annual Return 2005	2.84%
Annual Return 2006	5.97%
Annual Return 2007	3.24%
Annual Return 2008	(5.82%)
Annual Return 2009	15.34%
Annual Return 2010	7.02%
Annual Return 2011	3.64%
(Institutional) | (WFA Absolute Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004	17.07%
Annual Return 2005	15.38%
Annual Return 2006	11.90%
Annual Return 2007	10.27%
Annual Return 2008	(12.04%)
Annual Return 2009	19.56%
Annual Return 2010	3.94%
Annual Return 2011	2.92%
(Institutional) | (WFA Asset Allocation Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	0.55%
Annual Return 2003	25.43%
Annual Return 2004	12.37%
Annual Return 2005	8.11%
Annual Return 2006	11.73%
Annual Return 2007	7.29%
Annual Return 2008	(22.12%)
Annual Return 2009	24.40%
Annual Return 2010	7.45%
Annual Return 2011	1.41%